STOCK-BASED COMPENSATION (Tables) - Old Glory Holding Co [Member]	12 Months Ended
Dec. 31, 2025
SCHEDULE OF ASSUMPTIONS FOR STOCK OPTION GRANTS

Assumptions used for stock option grants during the years ended December 31, 2025 and 2024 were as follows:

	2025	2024

Risk-free interest rate	4.03%	4.18%
Expected term	7	7
Expected stock price volatility	40%	40%
Dividend yield	0.00%	0.00%
Calculated fair value	$3.42	2.46 - 2.95

SCHEDULE OF STOCK OPTION ACTIVITY

A summary of stock option activity under the stock option plans during the years ended December 31, 2025 and 2024 is presented below:

		Weighted Average Exercise	Weighted Average Remaining Contractual	Aggregate Intrinsic
	Shares	Price	Term	Value
Outstanding December 31, 2023	892,000	$1.14	9.02 Yrs	$3,442,000

Granted	711,000	5.98
Exercised	-	-
Forfeited or expired	(65,000)	1.56

Outstanding December 31, 2024	1,538,000	$3.48	8.85 Yrs	$5,057,000

Granted	120,000	7.00
Exercised	(10,417)	1.00
Forfeited or expired	(120,666)	3.30

Outstanding December 31, 2025	1,526,917	3.59	7.78 Yrs	$4,848,917

Exercisable December 31, 2025	783,969	$2.29	7.32 Yrs	$3,689,542

SCHEDULE OF STOCK OPTION EXPENSE RECOGNIZED AND REMAINING UNEARNED OPTION EXPENSE

The following table summarizes stock option expense recognized and remaining unearned option expense as of and for the years ended December 31:

	2025	2024

Compensation expense recognized for options granted	$711	$362
Unvested stock-based compensation expense related to stock options	$1,588

SCHEDULE OF WARRANTS ISSUED TO SHAREHOLDERS

				(in 000’s)	(in 000’s)
				Total	Fair Value
			Black	Warrants	Allocated To
	Shareholder	Strike	Scholes	Fair	Surplus -
Year	Warrants	Price	Value	Value	Warrants

2024	921,931	6.00	2.95	2,720	1,823
2025	445,739	7.00	3.42	1,524	1,024

	1,367,670			4,244	2,847

SCHEDULE OF ASSUMPTIONS FOR WARRANT GRANTS

Assumptions used for warrant grants during the years ended December 31, 2025 and 2024 were as follows:

	2025	2024

Risk-free interest rate	4.03%	4.18%
Expected term	7	7
Expected stock price volatility	40%	40%
Dividend yield	0.00%	0.00%
Calculated fair value	$3.42	2.46 - 2.95

SCHEDULE OF WARRANT ACTIVITY

A summary of activity under the warrant plans during the years ended December 31, 2025 and 2024 is presented below:

		Weighted Average Exercise	Weighted Average Remaining Contractual	Aggregate Intrinsic
	Shares	Price	Term	Value
Outstanding December 31, 2023	1,066,000	$1.14	9.00 Yrs	$2,720,000

Granted	1,273,718	6.00
Exercised	(386,000)	1.00
Forfeited or expired	-	-

Outstanding December 31, 2024	1,953,718	$4.26	9.14 Yrs	$5,353,449

Granted	495,739	7.00
Exercised	-	-
Forfeited or expired	-	-

Outstanding December 31, 2025	2,449,457	4.81	8.42 Yrs	$5,353,719

Exercisable December 31, 2025	2,379,298	$4.77	8.40 Yrs	$5,363,104

SCHEDULE OF WARRANT EXPENSE RECOGNIZED AND REMAINING UNEARNED WARRANT EXPENSE

The following table summarizes warrant expense recognized and remaining unearned warrant expense as of and for the years ended December 31:

	2025	2024

Compensation expense recognized for warrants granted	$332	$325
Unvested stock-based compensation expense related to warrants	$552